UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22251

HATTERAS VC CO-INVESTMENT FUND II, LLC
(Exact name of registrant as specified in charter)

8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Address of principal executive offices) (Zip code)

DAVID B. PERKINS
8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: JUNE 30

Date of reporting period: DECEMBER 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to  Secretary,  Securities  and Exchange  Commission,  100 F Street,  NE, Washington,  DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

HATTERAS VC CO-INVESTMENT FUND II, LLC

Financial Statements

For the Period from September 1, 2009 to December 31, 2009
(Unaudited)

HATTERAS VC CO-INVESTMENT FUND II, LLC

For the Period from September 1, 2009 to December 31, 2009
(Unaudited)

Table of Contents

Schedule of Portfolio Investments	1
Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statement of Changes in Members' Capital	4
Statement of Cash Flows	5
Notes to Financial Statements	6
Board of Managers	11
Fund Management	12
Other Information	13

HATTERAS VC CO-INVESTMENT FUND II, LLC

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2009
(Unaudited)

	Initial			% of
	Investment		Fair	Members'
Description of Investment	Date	Cost	Value	Capital

Private Company:

Ooma
Palo Alto, California
Consumer
106,496 shares of Series
Alpha Preferred Stock	Oct. 2009	$249,999	$249,999	7.81%

Posit Science Corporation
San Francisco, California
Software
1,207,730 shares of
Series D Preferred Stock	Dec. 2009	100,000	100,000	3.13%

Sonim Technologies, Inc.
San Mateo, California
Consumer
1,493,428 shares of
Series 4 Preferred Stock	Nov. 2009	125,000	125,000	3.91%

SugarSync, Inc.
San Mateo, California
Software
278,500 Series BB
Preferred Stock	Dec. 2009	150,000	150,000	4.69%

Total Private Company		624,999	624,999	19.54%

Short-Term Investments:

Federated Prime Obligations Fund #10		2,645,972	2,645,972	82.71%

Total Short-Tem Investments		2,645,972	2,645,972	82.71%

Total Investments		3,270,971	3,270,971	102.25%

Liabilities in Excess of Other Assets			(72,123)	(2.25%)

Members' Capital			$3,198,848	100.00%

HATTERAS VC CO-INVESTMENT FUND II, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

December 31, 2009
(Unaudited)

Assets
Investments at fair value (cost $624,999)	$624,999
Investments in short-term investments, at fair value (cost $2,645,972)	2,645,972
Interest receivable	293
Prepaid assets	122,189
Total assets	$3,393,453
Liabilities and members' capital
Contributions received in advance	$97,259
Management fee payable	17,086
Professional fees payable	37,580
Accounting and administration fees payable	35,775
Custodian fees payable	4,000
Other expenses payable	2,905
Total liabilities	194,605
Members' capital	3,198,848
Total liabilities and members' capital	$3,393,453
Members' Capital
Capital contributions (net)	3,368,122
Accumulated net investment loss	(169,274)
Members' capital	$3,198,848
Net asset value per share	$93.40
Number of authorized units	Unlimited
Number of outstanding units	34,250.47

HATTERAS VC CO-INVESTMENT FUND II, LLC

STATEMENT OF OPERATIONS

For the period ended December 31, 2009
(Unaudited)

Investment income
Interest	$1,335
Other revenue	11,064
Total investment income	12,399
Operating expenses
Management fee	17,086
Insurance expense	56,000
Professional fees	46,012
Accounting and administration fees	35,775
Managers fees	16,667
Custodian fees	4,000
Registration fees	2,133
Other expenses	4,000
Total operating expenses	181,673
Net investment loss	(169,274)
Net decrease in members' capital resulting from operations	$(169,274)

HATTERAS VC CO-INVESTMENT FUND II, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL

For the period ended December 31, 2009
(Unaudited)

Members'
Capital
Members' Capital, at September 1, 2009	$-
Capital contributions	3,368,122
Net investment loss	(169,274)
Members' Capital, at December 31, 2009	$3,198,848

HATTERAS VC CO-INVESTMENT FUND II, LLC

STATEMENT OF CASH FLOWS

For the period ended December 31, 2009
(Unaudited)

Cash flows from operating activities:
Net decrease in members' capital resulting from operations	$(169,274)
Adjustments to reconcile net decrease in members' capital resulting from operations to net cash used in operating activities:
Net purchases of investments	(624,999)
Net purchases of short-term investments	(2,645,972)
Increase in interest receivable	(293)
Increase in prepaid assets	(122,189)
Increase in contributions received in advance	97,259
Increase in management fee payable	17,086
Increase in professional fees payable	37,580
Increase in accounting and administration fees payable	35,775
Increase in custodian fees payable	4,000
Increase in other expenses payable	2,905
Net cash used in operating activities	(3,368,122)
Cash flows from financing activities:
Capital contributions	3,368,122
Net cash provided by financing activities	3,368,122
Net change in cash and cash equivalents	-
Cash and cash equivalents at beginning of period	-
Cash and cash equivalents at end of period	$-

Hatteras VC Co-Investment Fund II, LLC (a Delaware Limited Liability Company) NOTES TO FINANCIAL STATEMENTS December 31, 2009 (unaudited)

1. Organization

Hatteras VC Co-Investment Fund, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on November 7, 2008 and commenced operations on September 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Capital Investment Management, LLC (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended.  The Fund’s placement agent, an affiliate of the Adviser, is Hatteras Capital Distributors, LLC.  The Fund had an initial closing on September 1, 2009 (“Initial Closing”) and is scheduled to have a final closing April 1, 2010 (“Final Closing”), or such other or later date as determined by the Board of Managers (the “Board”) of the Fund.  The Fund’s investment period (the “Investment Period”) is three years following the Initial Closing of the Fund.  The Fund will continue until the date that is six years from the date of the Initial Closing, unless terminated earlier pursuant to the applicable terms of the Fund’s limited liability company agreement (“LLC Agreement”).  The term may be extended for two one-year periods at the discretion of the Board.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (“Members”), subject to the laws of the State of Delaware and the Fund’s LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund's business. The Fund’s investment objective is to seek superior risk-adjusted returns by investing in venture-backed companies.  The Fund intends to achieve its investment objective by investing all or substantially all of its assets in venture-backed companies alongside of top-tier venture capital firms.  During normal market conditions, the Adviser will follow a rules-based portfolio construction process to guide the Fund’s investment strategy.

2. Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with generally accepted accounting principles within the United States (“U.S. GAAP”).

b. Cash

Cash includes short-term interest bearing deposit accounts.  At times, such deposits may be in excess of federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c. Valuation of Portfolio Investments

The Valuation Committee of the Adviser oversees the valuation of the Fund’s investments in accordance with written policies and procedures that the Board has approved for purposes of determining the fair value of securities held by the Fund.  In general, fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair values of private companies are estimated by the Valuation Committee considering recent financings, significant changes in a company’s prospects and overall market conditions.  These factors involve judgment and, therefore, the fair value may differ significantly from the fair value that would have been reported had a readily determinable market value for such investments existed, and the difference could be material.

Hatteras VC Co-Investment Fund II, LLC (a Delaware Limited Liability Company) NOTES TO FINANCIAL STATEMENTS December 31, 2009 (unaudited)(continued)

2. Significant Accounting Policies (continued)

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or of the investments were liquidated at the valuation date.  The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

• Level 1 – quoted prices (unadjusted) in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the  Fund’s own assumptions in determining the fair value of investments)

Investments	Level 1	Level 2	Level 3	Total
Private Company	$-	$-	$624,999	$624,999
Short-Term Investment	$2,645,972	$-	$-	$2,645,972
Total	$2,645,972	$-	$624,999	$3,270,971

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments
Balance as of September 1, 2009	$-
Net purchases (sales)	624,999
Balance as of December 31, 2009	$624,999

Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  As of December 31, 2009, the Fund had not entered into any derivative instruments.

d. Investment Income

Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Fund.

Hatteras VC Co-Investment Fund II, LLC (a Delaware Limited Liability Company) NOTES TO FINANCIAL STATEMENTS December 31, 2009 (unaudited)(continued)

2. Significant Accounting Policies (continued)

The investments in private companies generally do not make regular cash distributions of income and gains and are therefore considered non-income producing securities.  Disbursements received from Investments in private companies are accounted for as a reduction to cost.

e. Fund Expenses

The  Fund will bear all expenses incurred, on an accrual basis, in the business of the  Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the  Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; Managers’ fees; interest expenses and commitment fees on credit facilities; and expenses of meetings of the Board.  Organization costs will be expensed after the Final Closing and within the first fiscal year in order to allocate these costs proportionately to all investors.

f. Income Taxes

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax.  For income tax purposes, the individual members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The Fund has reviewed any potential tax positions as of December 31, 2009 and has determined that it does not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any material interest or penalties.

g. Distributions

The Fund may make distributions to Members at least annually, or more frequently, at the Fund’s discretion, as permitted by applicable laws, rules and regulations.  Amounts distributed will be intended to represent the amounts of distributions received by the Fund from underlying investments during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro-rata.

h. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Member’s capital from operations during the reporting period. Actual results could differ from those estimates.

3. Management Fees and Related Party Transactions

The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program.

In consideration for such services, the Fund will pay the Adviser a quarterly investment management fee equal to 2.00% on an annualized basis of the net assets of the Fund as of each quarter-end.  However, during the period from the Initial Closing to the Final Closing, the Fund will pay the investment management fee to the Adviser monthly at a rate equal to

Hatteras VC Co-Investment Fund II, LLC (a Delaware Limited Liability Company) NOTES TO FINANCIAL STATEMENTS December 31, 2009 (unaudited)(continued)

3. Management Fees and Related Party Transactions (continued)

2.00% on an annualized basis of the net assets of the Fund.

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), receives an annual retainer of up to $10,000 from the Fund for his services on the Board and for his services as a member of the audit committee of the Fund.  All Board members are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

4. Accounting, Administration, and Custodial Agreement

In consideration for accounting, administrative, and recordkeeping services, the Fund pays UMB Fund Services, Inc. (the “Administrator”) a quarterly administration fee based on the quarter-end net asset value of the Fund or a minimum fee, whichever is greater.  The Fund will also reimburse the Administrator for certain out-of-pocket expenses and pay the Administrator a fee for transfer agency services.  For the period ended December 31, 2009, the total administration fee was $35,775.

UMB Bank, n.a., an affiliate of the Administrator, serves as custodian of the Fund’s assets and provides custodial services for the Fund.

5. Investment Transactions

The cost of investments in private companies for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investments in private companies. The Fund relies upon actual and estimated tax information provided by the private companies in which it invests as to the amounts of taxable income allocated to the Fund as of December 31, 2009.

The Fund invests substantially all of its available capital in securities of private companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods.

6.  Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.  Risk Factors

An investment in the  Fund involves significant risks, including leverage risk, liquidity risk, non-diversification risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of venture-backed private companies. Investment in these companies may involve a high degree of risk in that such companies may be in a relatively early-stage of development with little operating history and with a need for substantial additional capital to support expansion or to achieve or maintain a competitive position.  Such companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and service capabilities, and a larger number of qualified managerial and technical personnel.  In addition, it is likely that the Fund’s investments will have limited liquidity since it is unlikely that a public market will exist for such investments.  The Fund generally will not be able to sell the underlying securities publicly unless the sale is registered under applicable federal and state securities laws, or unless an exemption from such registration requirements is otherwise available.

Hatteras VC Co-Investment Fund II, LLC (a Delaware Limited Liability Company) NOTES TO FINANCIAL STATEMENTS December 31, 2009 (unaudited)(continued)

7.  Risk Factors (continued)

Investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of units of limited liability interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

8. Financial Highlights

The financial highlights are intended to help an investor understand the Fund’s financial performance for the past period. The total returns in the table represent the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios and total return amounts are calculated based on the Member group taken as a whole. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly Members’ capital. The ratios do not reflect the Fund’s proportionate share of income and expenses from investments in private companies. The ratios are annualized for periods of less than a year.

Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. The total return amounts have not been annualized for periods of less than a year.

For the period from September 1, 2009 (commencement
of operations) through December 31, 2009
Total return	(6.60)%
Members' capital, end of period (000)	$3,199
Portfolio Turnover	0.00%
Annualized Ratios:
Net investment loss	(19.79)%
Total operating expenses	21.24%

9.  Subsequent Events

Management has reviewed the events and transactions from January 1, 2010 through February 26, 2010, the date the financial statements were available to be issued, for subsequent events.  Effective January 1, 2010 and February 1, 2010, there were additional capital contributions to the Fund of $96,296 and $46,296, respectively.

Hatteras VC Co-Investment Fund II, LLC (a Delaware Limited Liability Company) BOARD OF MANAGERS (unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information is set forth below.   Unless otherwise noted, the business address of each Manager is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC  27615.

Name, Address & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Managerships Held by Manager	Number of Portfolios in Fund Complex Overseen by Manager or Officer
INTERESTED MANAGERS
David B. Perkins* July 18, 1962	President and Chairman of the Board of Managers of the Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Managers and President of the Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	23
INDEPENDENT MANAGERS
Steve E. Moss February 18, 1953	Manager; Audit Committee Member	Since inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	23
H. Alexander Holmes May 4, 1942	Manager; Audit Committee Member	Since inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	23
Gregory S. Sellers May 5, 1959	Manager; Audit Committee Member	Since inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	23
Daniel K. Wilson June 22, 1948 **	Manager; Audit Committee Member	Since June 2009	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parkdale Mills, Inc. from 2004 - 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	9

*Mr. Perkins is deemed to be an “interested” Manager of the Fund because of his affiliations with the Investment Manager.
** At its June 28, 2009 Board of Managers meeting, the Managers appointed Daniel K. Wilson as an Independent Manager of the Fund.

Hatteras VC Co-Investment Fund II, LLC (a Delaware Limited Liability Company) FUND MANAGEMENT (unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund.  Unless otherwise noted, the business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC  27615.

Name, Address & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Managerships Held by Manager	Number of Portfolios in Fund Complex’ Overseen by Manager or Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary	Since inception	Mr. Fields is Chief Operating Officer of Hatteras and its affiliated entities and been employed by Hatteras since its inception in September 2003.	N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer	Since inception
Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of the Adviser and its affiliates in 2008.  Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007.  From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.
N/A
Robert L. Baker September 17, 1971	Treasurer	Since inception
Mr. Baker joined Hatteras in March 2008.  Mr. Baker serves as the Chief Financial Officer of the Adviser and its affiliates.  Prior to joining Hatteras, Mr. Baker worked for Smith Breeden Associates, an investment advisor located in Durham, NC.  At Smith Breeden, Mr. Baker served as Vice President of Portfolio Accounting, Performance Reporting, and Fund Administration.
N/A

Hatteras VC Co-Investment Fund II, LLC (a Delaware Limited Liability Company) OTHER INFORMATION (unaudited)

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend  nominees to the registrant's  board of  directors, where those changes were implemented after the registrant  last  provided  disclosure  in response to the  requirements  of Item  407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a)  The registrant's principal executive and principal financial officers, or persons performing similar functions,   have concluded that the registrant's disclosure controls and procedures (as defined in Rule  30a-3(c)  under  the  1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities  Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal  quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	HATTERAS VC CO-INVESTMENT FUND II, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	March 9, 2010

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	March 9, 2010

By (Signature and Title)*	/s/ R. Lance Baker,
R. Lance Baker, Treasurer
(principal financial officer)

Date	March 9, 2010
* Print the name and title of each signing officer under his or her signature.